INCOME TAXES - Company's Effective Rate (Details)		7 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory rate	[1]	21.00%	4.00%	4.00%
Income passed through to noncontrolling interest holders		(14.95%)	0.00%	0.00%
State and local income taxes		0.98%	(3.73%)	0.10%
Non-deductible compensation expense		(3.54%)	(0.08%)	(3.28%)
Other		0.00%	(0.07%)	0.34%
Total Effective Rate		3.49%	0.12%	1.16%

[1]	The statutory rate presented is using the U.S. federal corporate tax rate for the year ended December 31, 2021, and the UBT rate for the years ended December 31, 2020 and 2019.